Average Annual Total Returns (Vanguard Short-Term Government Bond Index Fund Retail)	Vanguard Short-Term Government Bond Index Fund Vanguard Short-Term Government Bond Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Short-Term Government Bond Index Fund Vanguard Short-Term Government Bond Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Short-Term Government Bond Index Fund Vanguard Short-Term Government Bond Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Barclays U.S. 1-3 Year Government Float Adjusted Index Vanguard Short-Term Government Bond Index Fund Vanguard Short-Term Government Bond Index Fund - Admiral Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.30%	0.16%	0.18%	0.37%
Since Inception	1.06%	0.86%	0.75%	1.18%